Taxation (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of taxation [abstract]
Summary of Changes in Deferred Tax
Changes in deferred tax
2019	Net liability (-) Net asset (+)2018	Change through equity	Change through net result	Exchange rate differences	Changes in the composi-tion of thegroup andother changes	Net liability (-) Net asset (+)2019
Financial assets at FVOCI[1]	–118	23	–11	–1		–107
Investment properties	–6		–1	–0		–7
Financial assets and liabilities at FVPL[1]	632		314	2	–2	947
Depreciation	–23		5	–0		–19
Cash flow hedges	–140	–199		2		–337
Pension and post-employment benefits	59	–14	2	–5		42
Other provisions	10		–1	–3		6
Loans and advances[1]	474	–1	18			491
Unused tax losses carried forward	51		5	5	–0	61
Other	–160	16	–13	1	–0	–156
	778	–176	318	2	–2	920

Presented in the statement of financial position as:
– Deferred tax liabilities	–180					–322
– Deferred tax assets	958					1,242
	778					920

Changes in deferred tax
2018	Net liability (-) Net asset (+)	Effect of changes in accounting policies due to the implement-ation of IFRS 9	Change through equity	Change through net result	Exchange rate differences	Changes inthe composi-tion of thegroup andother changes	Net liability (-) Net asset (+)2018
Financial assets FVOCI[1]	–663	157	113	273	4	–2	–118
Investment properties	–5			–1	0		–6
Financial assets and liabilities at FVPL[1]	1,082	–15		–453	17	1	632
Depreciation	–24			1	–0		–23
Cash flow hedges	–72		–76		7	1	–140
Pension and post-employment benefits	76		–12	–8	2	0	59
Other provisions	198	4		–187	–7	1	10
Loans and advances[1]	337	137	3	–5	–0	2	474
Unused tax losses carried forward	–8			61	–2	–0	51
Other	–178	45	–53	55	1	–31	–160
Total	744	328	–25	–265	23	–27	778

Presented in the statement of financial position as:
– deferred tax liabilities	–362						–180
– deferred tax assets	1,106						958
	744						778

Summary of Deferred Tax in Connection With Unused Tax Losses Carried Forward
Deferred tax in connection with unused tax losses carried forward
	2019	2018
Total unused tax losses carried forward	1,685	1,773
Unused tax losses carried forward not recognised as a deferred tax asset	922	1,010
Unused tax losses carried forward recognised as a deferred tax asset	764	763

Average tax rate	21.4%	20.4%
Deferred tax asset	163	156

Summary of Total Unused Tax Losses Carried Forward Analysed by Expiry Terms
Total unused tax losses carried forward analysed by expiry terms
	No deferred tax asset recognised		Deferred tax asset recognised
	2019	2018	2019	2018
Within 1 year	1	1
More than 1 year but less than 5 years	4	2	17	2
More than 5 years but less than 10 years	92	83		1
Unlimited	824	923	746	759
	922	1,010	764	763

Summary of Deferred Tax Assets
Breakdown of certain net deferred tax asset positions by jurisdiction
	2019	2018
Italy	181	189
Philippines	7
Slovakia	1
	189	189

Statement of Profit or Loss of Taxation
Taxation by type
	Netherlands			International			Total
	2019	2018	2017	2019	2018	2017	2019	2018	2017
Current taxation	488	587	488	1,481	1,264	1,527	1,970	1,851	2,015
Deferred taxation	–51	151	324	–267	114	200	–318	265	524
	437	738	812	1,214	1,379	1,727	1,652	2,116	2,539

Reconciliation of Weighted Average Statutory Income Tax Rate To Effective Income Tax Rate
Reconciliation of the weighted average statutory income tax rate to ING Group’s effective income tax rate
	2019	2018	2017
Result before tax from continuing operations	5,653	6,986	8,085
Weighted average statutory tax rate	25.8%	25.8%	27.5%
Weighted average statutory tax amount	1,459	1,803	2,226

Participation exemption	–49	–77	–45
Other income not subject to tax	–76	–70	–74
Expenses not deductible for tax purposes	237	346	156
Impact on deferred tax from change in tax rates	–57	50	55
Deferred tax benefit from previously unrecognised amounts			–4
Current tax from previously unrecognised amounts	48	28	66
Write-off/reversal of deferred tax assets	2	4	2
State and local taxes	72	25	47
Adjustment to prior periods	16	7	110
Effective tax amount	1,652	2,116	2,539

Effective tax rate	29.2%	30.3%	31.4%

Income Tax Related to Other Comprehensive Income
Income tax related to components of other comprehensive income
	2019	2018[1]	2017
Unrealised revaluations financial assets at fair value through other comprehensive income and other revaluations	11	90	103
Realised gains/losses transferred to the statement of profit or loss (reclassifications from equity to profit or loss)	12	23	20
Changes in cash flow hedge reserve	–199	–76	167
Remeasurement of the net defined benefit asset/liability	–14	–12	–25
Changes in fair value of own credit risk of financial liabilities at fair value through profit or loss	7	–33
Exchange rate differences and other	7	–18	–12
Total income tax related to components of other comprehensive income	–176	–25	253